Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenues	$ 108,177	$ 63,213	$ 241,636	$ 178,747
Operating expenses:
Cost of operations, excluding depreciation and amortization	91,496	51,045	204,406	152,588
Depreciation and amortization	11,286	4,359	20,359	13,001
Stock-based compensation	785	568	1,997	1,726
Operational financial instruments revaluation and other losses (gains)	(68)	3,630	278	(4,482)
Total operating expenses	103,499	59,602	227,040	162,833
Income from operations	4,678	3,611	14,596	15,914
Other expense (income):
Interest expense	16,932	8,961	34,221	24,437
Acquisition-related costs	8,784	174	14,412	474
Settlement and related costs (recoveries)	(52)	1,611	(394)	2,491
Other financial instruments revaluation and other losses (gains)	(96)	(286)	(3,462)	4,189
Total other expense, net	25,568	10,460	44,777	31,591
Loss before income taxes	(20,890)	(6,849)	(30,181)	(15,677)
Income tax expense (benefit)	(22,070)	(473)	(21,999)	498
Net income (loss)	1,180	(6,376)	(8,182)	(16,175)
Less: Net income attributable to noncontrolling interest	2,517	835	3,388	1,876
Net loss attributable to common shareholders	(1,337)	(7,211)	(11,570)	(18,051)
Comprehensive income (loss), net of taxes:
Net income (loss)	1,180	(6,376)	(8,182)	(16,175)
Unrealized loss on hedging transactions, net of taxes	(8)	0	(8)	0
Reclassification adjustment for losses included in net loss, net of taxes	7	0	7	0
Comprehensive income (loss), net of taxes	1,179	(6,376)	(8,183)	(16,175)
Less: Comprehensive income attributable to noncontrolling interest	2,517	835	3,388	1,876
Comprehensive loss attributable to common shareholders	$ (1,338)	$ (7,211)	$ (11,571)	$ (18,051)
Net loss per share attributable to common shareholders:
Basic and diluted	$ (0.02)	$ (0.10)	$ (0.16)	$ (0.26)